Share Capital and Employee Compensation Plans	12 Months Ended
Dec. 31, 2023
Disclosure of share-based payment arrangements [Abstract]
Share Capital and Employee Compensation Plans
23. SHARE CAPITAL AND EMPLOYEE COMPENSATION PLANS

a.Stock options and compensation shares
For the year ended December 31, 2023, the total share-based compensation expense relating to stock options and compensation shares was $5.5 million (2022 - $3.9 million) and is presented as a component of general and administrative expense.
•Stock options
During the year ended December 31, 2023, the Company granted 167.1 (2022 – 191.6) stock options.
During the year ended December 31, 2023, the Company issued nil (2022 – 79.5) common shares in connection with the exercise of stock options.
•Deferred Share Units
During the year ended December 31, 2023, the Company issued 109.0 DSUs to Directors in lieu of Directors' fees of $1.6 million (2022 - 14.7 common shares in lieu of fees of $0.3 million).
The following table summarizes changes in stock options for the years ended December 31,:

	Stock Options Outstanding
	Shares	Weighted Average Exercise Price CAD$
As at December 31, 2021	279.0	$21.38
Granted	191.6	22.95
Exercised	(79.5)	15.12
Expired	(4.3)	41.62
Forfeited	(9.8)	31.32
As at December 31, 2022	377.0	$23.01
Granted	167.1	21.18
Expired	(14.4)	23.61
Forfeited	(16.5)	25.39
As at December 31, 2023	513.2	$22.32
The following table summarizes information about the Company's stock options outstanding at December 31, 2023:

	Options Outstanding			Options Exercisable
Range of Exercise Prices CAD$	Number Outstanding as at December 31, 2023	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price CAD$	Number Outstanding as at December 31, 2023	Weighted Average Exercise Price CAD$
$17.53 - $23.03	446.4	5.4	$21.13	159.1	$19.70
$23.04 - $28.54	21.1	2.9	$26.54	21.1	$26.54
$28.55 - $34.04	38.8	4.9	$30.07	25.9	$30.70
$34.05 - $39.48	6.9	3.9	$39.48	6.9	$39.48
	513.2	5.3	$22.32	213.0	$22.35
The following assumptions were used in the Black-Scholes option pricing model in determining the fair value of options granted during the years ended December 31,:

	2023	2022
Expected life (years)	4.5	4.5
Expected volatility	30.1%	44.3%
Expected dividend yield	2.7%	2.7%
Risk-free interest rate	3.8%	3.4%
Weighted average exercise price (CAD$)	$21.18	$22.95
Weighted average fair value (CAD$)	$6.01	$7.69
b.PSUs
PSUs are notional share units that mirror the market value of the Company’s common shares. Each vested PSU entitles the participant to a cash payment equal to the value of an underlying share, less applicable taxes, at the end of the term, plus the cash equivalent of any dividends distributed by the Company during the three-year performance period. PSU grants will vest on the date that is three years from the date of grant subject to certain exceptions. Performance results at the end of the performance period relative to predetermined performance criteria and the application of the corresponding performance multiplier determine how many PSUs vest for each participant. The Board of Directors approved the issuance of 534.9 PSUs for 2023 with a share price of CAD $20.21 (2022 - 150.5 PSUs approved at a share price of CAD $21.16). The Company recorded a $1.5 million and $nil expense, respectively, in general and administrative expense for PSUs for the years ended December 31, 2023 and 2022.
The following table summarizes changes in PSUs for the years ended December 31, 2023 and 2022:

PSU	Number Outstanding	Fair Value
As at December 31, 2021	217.6	$5.5
Granted	150.5	$2.4
Paid out	(80.1)	$(0.8)
Change in value	—	$(2.3)
As at December 31, 2022	288.0	$4.8
Granted	534.9	$8.7
Paid out	(66.0)	$—
Change in value	—	$(1.0)
As at December 31, 2023	756.9	$12.5
c.RSUs
Under the Company’s RSU plan, selected employees are granted RSUs where each RSU has a value equivalent to one Pan American common share. At the time of settlement, the Board of Directors has the discretion to settle the RSUs with cash or common shares. The RSUs vest in three installments, the first 33.3% vest on the first anniversary date of the grant, the second 33.3% vest on the second anniversary date of the grant, and a further 33.3% vest on the third anniversary date of the grant. Additionally, RSU value is adjusted to reflect dividends paid on common shares over the vesting period.
The Company recorded a $2.9 million and $1.5 million expense, respectively, in general and administrative expense for RSUs for the years ended December 31, 2023 and 2022.
The following table summarizes changes in RSUs for the years ended December 31, 2023 and 2022:

RSU	Number Outstanding	Fair Value
As at December 31, 2021	426.4	$10.7
Granted	341.1	$5.6
Paid out	(198.4)	$(3.4)
Forfeited	(17.3)	$(0.3)
Change in value	—	$(3.5)
As at December 31, 2022	551.8	$9.1
Granted	516.2	$8.4
Paid out	(237.3)	$(3.9)
Forfeited	(25.7)	$(0.4)
Change in value	—	$(0.1)
As at December 31, 2023	805.0	$13.1
d.Authorized share capital
The Company is authorized to issue 800.0 million common shares without par value.
e.Dividends
The Company declared the following dividends for the years ended December 31, 2023 and 2022:

Declaration date	Record date	Dividend per common share
February 21, 2024 (1)	March 4, 2024	$0.10
November 7, 2023	November 20, 2023	$0.10
August 9, 2023	August 21, 2023	$0.10
March 23, 2023	April 14, 20023	$0.10
February 22, 2023	March 6, 2023	$0.10
November 9, 2022	November 21, 2022	$0.10
August 10, 2022	August 22, 2022	$0.11
May 11, 2022	May 24, 2022	$0.12
February 23, 2022	March 7, 2022	$0.12
(1)These dividends were declared subsequent to the year end and have not been recognized as distributions to owners during the period presented.
f.CVRs
As part of the acquisition of Tahoe Resources Inc ("Tahoe"), on February 22, 2019, the Company issued 313.9 million Contingent Value Rights ("CVRs"), with a term of 10 years, which were convertible into 15.6 million common shares upon the first commercial shipment of concentrate following the restart of operations at the Escobal mine. As of December 31, 2023 and 2022, there were 313.9 million CVRs outstanding that are convertible into 15.6 million common shares